Basis of Presentation and Going Concern Condition	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Basis of Presentation and Going Concern Condition [Abstract]
BASIS OF PRESENTATION AND GOING CONCERN CONDITION

NOTE 2 – BASIS OF PRESENTATION AND GOING CONCERN CONDITION

Basis of Presentation

These interim condensed consolidated financial statements of the Company and its subsidiaries are unaudited. In the opinion of management, all adjustments (consisting of normal recurring accruals) and disclosures necessary for a fair presentation of these interim condensed consolidated financial statements have been included. The results reported in the condensed consolidated financial statements for any interim periods are not necessarily indicative of the results that may be reported for the entire year. The accompanying condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (the “SEC”) and do not include all information and footnotes necessary for a complete presentation of financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Company’s condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Certain information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. These condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025 filed with the SEC on March 30, 2026.

As of June 30, 2026, the Company determined that certain assets that had been disposed of met the criteria for discontinued operations presentation. For all periods presented, the operating results associated with the assets disposed of have been reclassified into net loss from discontinued operations in the Condensed Consolidated Statements of Operations and Comprehensive Loss. The associated assets and liabilities have been reflected as current and long-term assets and liabilities of discontinued operations in the Condensed Consolidated Balance Sheets, and the cash flows from the Company’s discontinued operations are presented in the Condensed Consolidated Statements of Cash Flows for all periods presented.

Certain prior period balances related to the Company’s reportable segments and discontinued operations have been reclassified to conform to the current presentation in the financial statements and accompanying notes. The notes to the Condensed Consolidated Financial Statements are presented on a continuing operations basis unless otherwise noted. Refer to Note 5 Discontinued Operations and Disposals for additional information on the Company’s discontinued operations.

Going Concern

These condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business.

As reflected in the accompanying condensed consolidated financial statements, the Company had a working capital deficit of approximately $4,093,000 at June 30, 2026 and had incurred recurring net losses from continuing operations and generated negative cash flow from operating activities of continuing operations of approximately $6,555,000 and $3,556,000 for the six months ended June 30, 2026, respectively.

The Company has a limited operating history and its continued growth is dependent upon the continuation of generating revenue for selling of Keto Air, generating revenue from advanced Agentic AI systems, including automated video generation and small business marketing automation, and obtaining additional financing to fund future obligations and pay liabilities arising from normal business operations. In addition, the current cash balance cannot be projected to cover the operating expenses for the next twelve months from the release date of this report. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital, implement its business plan, and generate significant revenue. There are no assurances that the Company will be successful in its efforts to generate significant revenue, maintain sufficient cash balance or report profitable operations or to continue as a going concern. The Company plans on raising capital through the sale of equity to implement its business plan. However, there is no assurance these plans will be realized and that any additional financings will be available to the Company on satisfactory terms and conditions, if any.

The accompanying condensed consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

NOTE 2 – BASIS OF PRESENTATION AND GOING CONCERN CONDITION

Basis of Presentation

The accompanying consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and with the rules and regulations of the U.S. Securities and Exchange Commission for financial information.

The Company’s consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

As of December 31, 2025, the Company determined that certain assets that have been disposed of in February 2026 met the criteria for discontinued operations presentation. For all periods presented, the operating results associated with the assets disposed of have been reclassified into net loss from discontinued operations in the Consolidated Statements of Operations and Comprehensive Loss. The associated assets and liabilities have been reflected as current and long-term assets and liabilities of discontinued operations in the Consolidated Balance Sheets, and the cash flows from the Company’s discontinued operations are presented in the Consolidated Statements of Cash Flows for all periods presented.

Certain prior period balances related to the Company’s reportable segments and discontinued operations have been reclassified to conform to the current presentation in the financial statements and accompanying notes. The notes to the Consolidated Financial Statements are presented on a continuing operations basis unless otherwise noted. Refer to Note 7 Discontinued Operations and Disposals for additional information on the Company’s discontinued operations.

Going Concern

These consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business.

As reflected in the accompanying consolidated financial statements, the Company had a working capital deficit of approximately $12,651,000 at December 31, 2025 and had incurred recurring net losses from continuing operations and generated negative cash flow from operating activities of continuing operations of approximately $17,519,000 and $4,581,000 for the year ended December 31, 2025, respectively.

The Company has a limited operating history and its continued growth is dependent upon the continuation of generating revenue for selling of Keto Air, generating revenue from advanced Agentic AI systems, including automated video generation, and obtaining additional financing to fund future obligations and pay liabilities arising from normal business operations. In addition, the current cash balance cannot be projected to cover the operating expenses for the next twelve months from the release date of this report. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital, implement its business plan, and generate significant revenue. There are no assurances that the Company will be successful in its efforts to generate significant revenue, maintain sufficient cash balance or report profitable operations or to continue as a going concern. The Company plans on raising capital through the sale of equity to implement its business plan. However, there is no assurance these plans will be realized and that any additional financings will be available to the Company on satisfactory terms and conditions, if any.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.